Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment

11.          Property, Plant and Equipment

				Heavy
		Camp,	Ore	Machinery	Leasehold
	Land and	Roads, and	Processing	and	Improvements
Cost	Buildings	Other Site	Mill	Equipment	& Other	Total

December 31, 2018	$1,709	$5,569	$22,834	$9,312	$1,503	$40,927
Additions	—	15	—	1,000	—	1,015
Change of estimate in decommission provision	—	—	422	—	—	422

December 31, 2019	$1,709	$5,584	$23,256	$10,312	$1,503	$42,364

				Heavy
		Camp,	Ore	Machinery	Leasehold
Accumulated	Land and	Roads, and	Processing	and	Improvements
Depreciation	Buildings	Other Site	Mill	Equipment	& Other	Total

December 31, 2018	$429	$4,869	$11,448	$7,533	$1,415	$25,694
Depreciation	78	153	1,172	528	41	1,972

December 31, 2019	$507	$5,022	$12,620	$8,061	$1,456	$27,666

				Heavy
		Camp,	Ore	Machinery	Leasehold
	Land and	Roads, and	Processing	and	Improvements
Net book Value	Buildings	Other Site	Mill	Equipment	& Other	Total

December 31, 2018	$1,280	$700	$11,386	$1,779	$88	$15,233

December 31, 2019	$1,202	$562	$10,636	$2,251	$47	$14,698	(i)
(i)	Refer to Note 15, as amount excludes ROU assets net book value of $1,350,000 as of December 31, 2019

During the year ended December 31, 2019, the Corporation recorded total depreciation of property, plant and equipment of $1,972,000 (2018 – $2,339,000) of which $1,647,000 (2018 – $1,964,000) has been charged to income with $79,000 (2018 – $85,000) recorded in environmental services cost of sales and $1,568,000 (2018 – $1,879,000) reflected under general expenses and mine site care and maintenance.

Of the depreciation recorded for the year ended December 31, 2019, $325,000 (2018 – $375,000)  was related to property, plant and equipment used in exploration activities and has been capitalized to mineral properties.